Other receivables and other assets (Tables)	3 Months Ended
Mar. 31, 2025
Trade and other receivables [abstract]
Disclosure of other receivables and other assets	Other receivables and other assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
OTHER RECEIVABLES AND OTHER ASSETS
Prepaid expenses - non current	948	858
Total non-current other assets	948	858
Research tax credit ("CIR")	5,774	6,743
VAT receivables	9,841	11,980
Prepaid expenses	3,233	2,815
Credit notes	48	24
Total current other receivables and assets	18,896	21,563
Other receivables and other assets	19,843	22,422